SCHEDULE OF EARN-OUT LIABILITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 2,931,418	$ 2,850,050
Changes due to business combinations	1,694,166	81,368
Changes due to payments	(452,236)
Changes due to fair value adjustments	(278,102)
Changes due to write-offs	(81,368)
Ending balance	3,813,878	2,931,418
Commercial Solutions Of Insurance Agency LLC [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	81,368
Changes due to business combinations		81,368
Changes due to payments
Changes due to fair value adjustments
Changes due to write-offs	(81,368)
Ending balance		81,368
Fortman Insurance Agency LLC [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	432,655	432,655
Changes due to business combinations
Changes due to payments
Changes due to fair value adjustments	82,653
Changes due to write-offs
Ending balance	515,308	432,655
Southwestern Montana Insurance Center Inc [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	522,553	522,553
Changes due to business combinations
Changes due to payments
Changes due to fair value adjustments	93,416
Changes due to write-offs
Ending balance	615,969	522,553
Altruis Benefits Consultants Inc [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	1,894,842	1,894,842
Changes due to business combinations
Changes due to payments	(452,236)
Changes due to fair value adjustments	(449,738)
Changes due to write-offs
Ending balance	992,868	1,894,842
JP Kush And Associates Inc [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance
Changes due to business combinations	1,694,166
Changes due to payments
Changes due to fair value adjustments	(4,433)
Changes due to write-offs
Ending balance	$ 1,689,733